Distribution Date:	12/17/21	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-H1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-17
		Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Trust Advisor		Trustadvisor@trimontrea.com
Delinquency Loan Detail	20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	43,206,605.32	846,272.89	111,221.00	0.00	0.00	957,493.89	42,360,332.43	32.33%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	50,200,000.00	0.00	138,217.33	0.00	0.00	138,217.33	50,200,000.00	32.33%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	41,900,000.00	0.00	110,092.25	0.00	0.00	110,092.25	41,900,000.00	32.33%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	245,000,000.00	0.00	665,379.17	0.00	0.00	665,379.17	245,000,000.00	32.33%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	32.33%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	25.45%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	20.05%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	14.92%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	11.14%	10.38%
E-RR	61691JAF1	4.707093%	23,182,000.00	23,182,000.00	0.00	90,933.18	0.00	0.00	90,933.18	23,182,000.00	8.84%	8.25%
F-RR	61691JAH7	4.707093%	24,522,000.00	24,522,000.00	0.00	96,189.44	0.00	0.00	96,189.44	24,522,000.00	6.41%	6.00%
G-RR	61691JAK0	4.707093%	20,435,000.00	20,435,000.00	0.00	80,157.86	0.00	0.00	80,157.86	20,435,000.00	4.39%	4.13%
H-RR	61691JBC7	4.707093%	17,710,000.00	17,710,000.00	0.00	69,468.84	0.00	0.00	69,468.84	17,710,000.00	2.63%	2.50%
J-RR	61691JBE3	4.707093%	27,247,186.00	26,551,118.41	0.00	81,707.93	0.00	0.00	81,707.93	26,551,118.41	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	1,009,876,723.73	846,272.89	3,004,665.07	0.00	0.00	3,850,937.96	1,009,030,450.84

Notional Certificates
X-A	61691JAW4	1.341792%	762,906,000.00	683,612,605.32	0.00	764,388.31	0.00	0.00	764,388.31	682,766,332.43
X-B	61691JAX2	0.690805%	175,741,000.00	175,741,000.00	0.00	101,169.03	0.00	0.00	101,169.03	175,741,000.00
X-D	61691JAA2	2.161093%	38,123,000.00	38,123,000.00	0.00	68,656.11	0.00	0.00	68,656.11	38,123,000.00
Notional SubTotal			976,770,000.00	897,476,605.32	0.00	934,213.45	0.00	0.00	934,213.45	896,630,332.43

Deal Distribution Total					846,272.89	3,938,878.52	0.00	0.00	4,785,151.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	490.98415136	9.61673739	1.26387500	0.00000000	0.00000000	0.00000000	0.00000000	10.88061239	481.36741398
A-SB	61691JAS3	1,000.00000000	0.00000000	2.75333327	0.00000000	0.00000000	0.00000000	0.00000000	2.75333327	1,000.00000000
A-3	61691JAT1	1,000.00000000	0.00000000	2.62750000	0.00000000	0.00000000	0.00000000	0.00000000	2.62750000	1,000.00000000
A-4	61691JAU8	1,000.00000000	0.00000000	2.71583335	0.00000000	0.00000000	0.00000000	0.00000000	2.71583335	1,000.00000000
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	3.92257700	0.00000000	0.00000000	0.00000000	0.00000000	3.92257700	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	3.92257728	0.00000000	0.00000000	0.00000000	0.00000000	3.92257728	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	3.92257695	0.00000000	0.00000000	0.00000000	0.00000000	3.92257695	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	3.92257708	0.00000000	0.00000000	0.00000000	0.00000000	3.92257708	1,000.00000000
J-RR	61691JBE3	974.45359715	0.00000000	2.99876582	0.82360358	12.18525539	0.00000000	0.00000000	2.99876582	974.45359715
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	896.06400437	0.00000000	1.00194298	0.00000000	0.00000000	0.00000000	0.00000000	1.00194298	894.95472893
X-B	61691JAX2	1,000.00000000	0.00000000	0.57567119	0.00000000	0.00000000	0.00000000	0.00000000	0.57567119	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.80091047	0.00000000	0.00000000	0.00000000	0.00000000	1.80091047	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	111,221.00	0.00	111,221.00	0.00	0.00	0.00	111,221.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	138,217.33	0.00	138,217.33	0.00	0.00	0.00	138,217.33	0.00
A-3	11/01/21 - 11/30/21	30	0.00	110,092.25	0.00	110,092.25	0.00	0.00	0.00	110,092.25	0.00
A-4	11/01/21 - 11/30/21	30	0.00	665,379.17	0.00	665,379.17	0.00	0.00	0.00	665,379.17	0.00
A-5	11/01/21 - 11/30/21	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	11/01/21 - 11/30/21	30	0.00	764,388.31	0.00	764,388.31	0.00	0.00	0.00	764,388.31	0.00
X-B	11/01/21 - 11/30/21	30	0.00	101,169.03	0.00	101,169.03	0.00	0.00	0.00	101,169.03	0.00
X-D	11/01/21 - 11/30/21	30	0.00	68,656.11	0.00	68,656.11	0.00	0.00	0.00	68,656.11	0.00
A-S	11/01/21 - 11/30/21	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	11/01/21 - 11/30/21	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	11/01/21 - 11/30/21	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	11/01/21 - 11/30/21	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	90,933.18	0.00	90,933.18	0.00	0.00	0.00	90,933.18	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	96,189.44	0.00	96,189.44	0.00	0.00	0.00	96,189.44	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	80,157.86	0.00	80,157.86	0.00	0.00	0.00	80,157.86	0.00
H-RR	11/01/21 - 11/30/21	30	0.00	69,468.84	0.00	69,468.84	0.00	0.00	0.00	69,468.84	0.00
J-RR	11/01/21 - 11/30/21	30	308,363.46	104,148.81	0.00	104,148.81	22,440.88	0.00	0.00	81,707.93	332,013.92
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			308,363.46	3,961,319.40	0.00	3,961,319.40	22,440.88	0.00	0.00	3,938,878.52	332,013.92

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,785,151.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,975,635.90	Master Servicing Fee	7,569.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,217.70
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	420.78
ARD Interest	0.00	Operating Advisor Fee	715.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	168.31
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	224.65
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,975,635.90	Total Fees	14,316.50

Principal		Expenses/Reimbursements
Scheduled Principal	846,272.89	Reimbursement for Interest on Advances	(1.71)
Unscheduled Principal Collections		ASER Amount	7,519.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,869.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,053.35
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	846,272.89	Total Expenses/Reimbursements	22,440.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,938,878.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	846,272.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,785,151.41
Total Funds Collected	4,821,908.79	Total Funds Distributed	4,821,908.79

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,009,876,723.73	1,009,876,723.73	Beginning Certificate Balance	1,009,876,723.73
(-) Scheduled Principal Collections	846,272.89	846,272.89	(-) Principal Distributions	846,272.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,009,030,450.84	1,009,030,450.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,011,148,657.01	1,011,148,657.01	Ending Certificate Balance	1,009,030,450.84
Ending Actual Collateral Balance	1,010,465,722.77	1,010,465,722.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP
5,000,000 or less	3	11,533,178.61	1.14%	57	5.0176	1.580340	1.30 or less	15	196,567,649.54	19.48%	55	5.1094	0.520470
5,000,001 to 10,000,000	20	140,829,254.17	13.96%	62	4.9086	1.464248	1.31 to 1.40	2	38,031,107.48	3.77%	64	4.8600	1.397200
10,000,001 to 15,000,000	8	102,644,756.54	10.17%	60	4.8376	1.914397	1.41 to 1.50	2	24,493,263.72	2.43%	64	4.5874	1.455819
15,000,001 to 20,000,000	9	163,841,632.88	16.24%	62	5.0893	1.210769	1.51 to 1.60	4	98,821,683.20	9.79%	60	4.9476	1.551037
20,000,001 to 35,000,000	8	225,394,135.05	22.34%	59	4.8013	1.536595	1.61 to 1.80	10	207,986,370.60	20.61%	64	4.4140	1.670077
35,000,001 to 50,000,000	4	179,025,784.33	17.74%	56	4.6222	2.111858	1.81 to 2.00	8	191,545,948.32	18.98%	65	4.6318	1.946866
50,000,001 or greater	3	175,000,000.00	17.34%	65	4.1400	1.742286	2.01 to 2.25	6	106,849,101.00	10.59%	48	4.9118	2.098687
Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510	2.26 to 2.50	3	43,733,683.15	4.33%	65	4.3691	2.383911
							2.51 or greater	5	90,239,934.57	8.94%	64	4.4558	2.831151
							Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP	Vermont	1	6,361,976.22	0.63%	64	5.5870	(1.070000)
Alaska	1	9,028,168.66	0.89%	63	5.7300	1.810000	Virginia	1	32,707,384.69	3.24%	65	4.8600	1.400000
Arizona	1	22,261,609.51	2.21%	63	4.7300	1.270000	Washington	8	51,628,484.96	5.12%	36	4.8997	2.019895
California	7	101,806,382.19	10.09%	63	4.7161	1.803606	Wisconsin	1	880,242.29	0.09%	64	3.7950	1.630000
Colorado	4	64,211,662.50	6.36%	40	5.0354	0.638199	Totals	87	1,009,030,450.84	100.00%	60	4.7239	1.652510
Delaware	10	37,461,559.25	3.71%	64	4.4471	2.117583
									Property Type³
Florida	2	16,902,884.50	1.68%	65	5.0769	1.483347
Georgia	2	8,667,964.65	0.86%	63	5.3202	1.771877		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	13,500,000.00	1.34%	64	4.0000	2.860000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	31,498,464.21	3.12%	65	4.7500	2.000000	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP
Maryland	2	8,241,715.86	0.82%	65	5.0026	1.985918	Industrial	4	50,209,741.92	4.98%	64	4.8980	1.932806
Massachusetts	1	5,137,767.21	0.51%	63	4.9180	1.620000	Lodging	12	148,929,017.06	14.76%	52	5.3558	0.759456
Michigan	6	46,630,774.06	4.62%	64	4.8616	1.473573	Mixed Use	10	29,744,553.51	2.95%	64	4.8286	1.239847
Minnesota	1	351,806.17	0.03%	64	3.7950	1.630000	Multi-Family	5	88,992,068.17	8.82%	64	4.5076	2.174276
Nevada	1	5,433,492.89	0.54%	65	4.8700	2.110000	Office	22	400,778,150.54	39.72%	60	4.6867	1.916075
New Jersey	2	61,798,500.53	6.12%	64	4.6582	2.163017	Other	13	55,758,264.72	5.53%	64	3.8129	1.624560
New York	11	221,959,041.43	22.00%	65	4.6549	1.490338	Retail	17	218,486,747.49	21.65%	64	4.6189	1.551934
North Carolina	2	14,275,606.00	1.41%	63	4.7597	1.298480	Self Storage	1	5,370,197.88	0.53%	65	4.7100	1.960000
Ohio	1	16,401,625.77	1.63%	63	5.1860	1.730000	Totals	87	1,009,030,450.84	100.00%	60	4.7239	1.652510
Oregon	1	14,112,729.17	1.40%	64	5.0600	2.800000
Pennsylvania	5	83,944,854.40	8.32%	61	4.8438	1.747381
South Carolina	1	6,305,061.91	0.62%	5	4.8100	0.640000
Tennessee	1	9,900,000.00	0.98%	66	4.3500	2.430000
Texas	7	86,148,190.96	8.54%	66	4.2833	1.642936
Utah	2	20,710,791.30	2.05%	64	4.0939	1.965272

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP
	4.0000% or less	2	68,500,000.00	6.79%	64	3.8354	1.872409	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	262,467,405.75	26.01%	65	4.2982	2.121534	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	24	380,844,792.83	37.74%	62	4.7566	1.596196	25 months to 36 months	2	37,323,943.10	3.70%	29	5.2700	(0.330000)
	5.0001% or greater	20	286,456,543.00	28.39%	53	5.2759	1.241488	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510	49 months or greater	53	960,944,798.48	95.23%	62	4.7006	1.728451
								Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP
	59 months or less	8	142,084,238.32	14.08%	37	5.1043	1.202458	Interest Only	14	389,089,855.00	38.56%	61	4.4180	1.900727
60 months to 98 months		47	856,184,503.26	84.85%	64	4.6584	1.726005	300 months or less	10	154,525,599.44	15.31%	63	5.1955	1.354495
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	31	454,653,287.14	45.06%	60	4.8209	1.539131
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510
	Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	10,761,709.26	1.07%	57	4.9078	NAP				None
Underwriter's Information		4	83,348,761.31	8.26%	64	4.6673	1.868202
	12 months or less	50	908,558,004.05	90.04%	60	4.7208	1.650664
	13 months to 24 months	1	6,361,976.22	0.63%	64	5.5870	(1.070000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,009,030,450.84	100.00%	60	4.7239	1.652510
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	221,270.83	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	12/01/21
2A1	30312466	OF	New York	NY	Actual/360	4.324%	160,893.74	62,433.03	0.00	05/06/27	05/06/32	--	44,651,362.36	44,588,929.33	12/06/21
2A3	30312468				Actual/360	4.324%	53,631.25	20,811.01	0.00	05/06/27	05/06/32	--	14,883,787.43	14,862,976.42	12/06/21
3	30312470	98	Various	Various	Actual/360	3.795%	173,937.50	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	12/06/21
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	208,541.67	0.00	0.00	N/A	06/01/27	--	55,000,000.00	55,000,000.00	12/01/21
5	30312476	OF	New York	NY	Actual/360	4.666%	194,416.67	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	12/06/21
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	154,335.21	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	12/06/21
8	30312479	OF	Seattle	WA	Actual/360	5.155%	180,153.74	0.00	0.00	N/A	05/06/24	--	41,936,855.00	41,936,855.00	12/06/21
9A1	30312480	LO	Denver	CO	Actual/360	5.270%	110,811.76	38,617.88	0.00	N/A	05/06/24	--	25,232,279.26	25,193,661.38	12/06/21
9A2	30312481				Actual/360	5.270%	53,353.81	18,593.79	0.00	N/A	05/06/24	--	12,148,875.51	12,130,281.72	12/06/21
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	132,681.76	53,543.33	0.00	N/A	05/06/27	--	32,760,928.02	32,707,384.69	12/06/21
11	30312484	OF	New Orleans	LA	Actual/360	4.750%	124,889.12	52,470.97	0.00	N/A	05/06/27	--	31,550,935.18	31,498,464.21	12/06/21
12	30312485	MF	Riverside	CA	Actual/360	4.940%	127,999.78	63,763.09	0.00	N/A	02/06/27	--	31,093,064.05	31,029,300.96	12/06/21
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	124,153.86	48,970.32	0.00	N/A	07/05/26	--	29,327,684.62	29,278,714.30	12/05/21
14	30312488	MF	Newark	DE	Actual/360	4.266%	104,605.88	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	12/06/21
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	87,945.13	50,052.52	0.00	N/A	03/01/27	--	22,311,662.03	22,261,609.51	12/01/21
16	30312491	RT	Elverson	PA	Actual/360	4.500%	90,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	12/06/21
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	85,714.32	35,555.51	0.00	N/A	04/06/27	--	19,334,056.04	19,298,500.53	12/06/21
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	89,684.28	28,855.68	0.00	N/A	05/06/27	--	19,485,991.34	19,457,135.66	12/06/21
19	30312495	RT	New York	NY	Actual/360	4.972%	81,830.83	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	12/06/21
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	78,413.84	28,728.09	0.00	N/A	03/06/27	--	18,235,776.46	18,207,048.37	11/06/21
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	71,839.69	0.00	0.00	N/A	04/06/27	--	19,372,500.00	19,372,500.00	12/06/21
22	30312498	MU	New York	NY	Actual/360	4.750%	38,197.92	0.00	0.00	N/A	05/06/27	--	9,650,000.00	9,650,000.00	05/06/21
23	30312499	MU	New York	NY	Actual/360	4.750%	34,239.58	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	12/06/21
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	69,450.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	12/06/21
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	71,819.73	22,480.47	0.00	N/A	01/05/26	--	17,517,006.71	17,494,526.24	12/05/21
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	70,993.74	25,771.74	0.00	N/A	03/06/27	--	16,427,397.51	16,401,625.77	12/06/21
27	30312503	LO	Various	Various	Actual/360	5.730%	75,895.20	33,987.01	0.00	N/A	03/06/27	--	15,894,283.32	15,860,296.31	12/06/21
28	30312504	LO	Seaside	OR	Actual/360	5.060%	59,646.49	32,683.82	0.00	N/A	04/06/27	--	14,145,412.99	14,112,729.17	11/06/21
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	65,676.83	23,499.00	0.00	N/A	01/05/27	--	13,706,467.90	13,682,968.90	11/05/21
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	45,000.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	12/06/21
31	30312507	RT	Fontana	CA	Actual/360	4.490%	47,960.68	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	12/01/21
32	30312508	OF	Davie	FL	Actual/360	5.226%	45,962.97	16,268.18	0.00	N/A	05/06/27	--	10,554,068.51	10,537,800.33	12/06/21
33	30312509	OF	West Hills	CA	Actual/360	4.695%	43,037.50	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	35,887.50	0.00	0.00	N/A	06/06/27	--	9,900,000.00	9,900,000.00	12/06/21
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	35,110.30	12,448.79	0.00	N/A	05/06/27	--	8,964,332.00	8,951,883.21	12/06/21
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	37,706.39	12,148.67	0.00	N/A	06/01/27	--	8,256,873.79	8,244,725.12	12/01/21
37	30312513	IN	Novi	MI	Actual/360	5.130%	36,379.94	11,017.20	0.00	N/A	04/06/27	--	8,509,927.95	8,498,910.75	12/06/21
38	30312514	Various Wilmington		DE	Actual/360	5.110%	34,277.76	13,012.35	0.00	N/A	12/05/26	--	8,049,571.60	8,036,559.25	12/05/21
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	28,314.37	10,322.44	0.00	N/A	04/06/27	--	7,319,527.84	7,309,205.40	12/06/21
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	30,428.33	10,792.66	0.00	N/A	05/06/27	--	6,995,019.53	6,984,226.87	12/06/21
41	30312517	RT	Spring	TX	Actual/360	4.790%	28,001.43	10,255.03	0.00	N/A	04/06/27	--	7,014,971.50	7,004,716.47	12/06/21
42	30312518	RT	Various	MI	Actual/360	4.990%	26,326.81	10,135.51	0.00	N/A	05/06/27	--	6,331,095.82	6,320,960.31	12/06/21
43	30312519	LO	Rock Hill	SC	Actual/360	4.810%	25,314.49	10,403.87	0.00	N/A	05/06/22	--	6,315,465.78	6,305,061.91	12/06/21
44	30312520	LO	Williston	VT	Actual/360	5.587%	29,663.68	9,317.97	0.00	N/A	04/06/27	--	6,371,294.19	6,361,976.22	08/06/20
46	30312522	MU	Ocoee	FL	Actual/360	4.830%	25,619.46	0.00	0.00	N/A	05/06/27	--	6,365,084.17	6,365,084.17	12/06/21
47	30312523	IN	Dublin	OH	Actual/360	4.625%	24,135.76	8,769.17	0.00	N/A	06/06/27	--	6,262,251.20	6,253,482.03	12/06/21
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	23,518.13	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	12/06/21
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	21,113.36	9,002.50	0.00	N/A	05/06/27	--	5,379,200.38	5,370,197.88	12/06/21
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	22,083.65	8,063.92	0.00	N/A	05/06/27	--	5,441,556.81	5,433,492.89	12/06/21
51	30312527	MF	Worcester	MA	Actual/360	4.918%	21,090.81	8,425.27	0.00	N/A	03/06/27	--	5,146,192.48	5,137,767.21	12/06/21
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	21,591.31	7,465.09	0.00	N/A	11/05/26	--	5,331,187.88	5,323,722.79	12/05/21
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	21,827.41	8,058.49	0.00	N/A	05/06/27	--	5,128,822.21	5,120,763.72	12/06/21
54	30312530	LO	York	PA	Actual/360	4.830%	17,844.09	11,898.10	0.00	N/A	09/05/25	--	4,433,313.08	4,421,414.98	09/05/21
55	30312531	RT	Plano	TX	Actual/360	5.100%	18,766.75	7,023.36	0.00	N/A	03/01/27	--	4,415,706.51	4,408,683.15	12/01/21
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	11,708.98	4,197.33	0.00	N/A	05/06/27	--	2,707,277.81	2,703,080.48	12/06/21
57	30312533	SS	Ocala	FL	Actual/360	5.596%	11,835.90	3,229.92	0.00	N/A	04/06/24	--	2,538,077.55	2,534,847.63	12/06/21
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	8,103.98	3,199.81	0.00	N/A	05/06/27	--	1,976,579.41	1,973,379.60	12/06/21
Totals							3,975,635.90	846,272.89	0.00				1,009,876,723.73	1,009,030,450.84
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,956,683.95	13,285,645.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	18,734,342.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,929,630.12	14,275,033.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,994,816.03	4,966,808.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,708,056.68	11,770,997.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,255,409.04	5,514,289.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,593,622.96	25,195,756.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	(989,033.21)	(687,855.06)	01/01/21	06/30/21	--	0.00	0.00	1,011,933.82	1,011,933.82	0.00	0.00
9A2	(989,033.21)	(687,855.06)	01/01/21	06/30/21	--	0.00	0.00	487,227.33	487,227.33	0.00	0.00
10	3,229,447.03	3,391,881.69	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,960,426.88	4,912,512.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,223,705.88	4,025,092.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,215,112.22	3,286,757.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,817,937.15	3,128,180.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,719,198.95	3,587,955.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,759,752.43	2,368,553.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(15,044.82)	942,575.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	780,691.90	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	342,822.66	356,111.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,621,233.76	1,563,898.60	01/01/21	06/30/21	--	0.00	0.00	106,648.05	106,648.05	0.00	0.00
21	1,604,509.92	1,356,098.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	374,338.21	179,078.90	01/01/21	09/30/21	--	0.00	0.00	272,191.65	272,191.65	0.00	0.00
23	0.00	149,778.01	01/01/21	09/30/21	--	0.00	0.00	346,595.88	346,595.88	0.00	0.00
24	1,891,410.61	1,794,334.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,982,024.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,001,617.43	2,186,220.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	5,385,179.05	3,705,732.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	2,136,960.79	3,394,548.72	10/01/20	09/30/21	--	0.00	0.00	92,271.37	92,271.37	0.00	0.00
29	1,810,876.37	0.00	--	--	09/13/21	0.00	0.00	261,867.65	261,867.65	0.00	0.00
30	1,960,684.64	1,714,162.42	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,408,184.68	1,711,023.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,247,453.04	1,006,254.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,011,045.81	1,103,256.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,122,578.32	1,117,057.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	911,647.85	769,336.78	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	994,028.42	989,589.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,093,081.67	1,073,885.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	727,613.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,071,234.23	1,226,110.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	644,372.85	1,128,165.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	343,208.15	524,864.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	839,546.53	823,868.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	126,351.26	356,857.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(449,587.63)	0.00	--	--	11/12/21	1,616,541.74	100,251.65	31,393.28	523,019.43	154,500.48	0.00
46	508,612.97	615,908.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	430,525.91	446,830.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	651,184.00	720,486.95	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	649,574.78	845,837.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	593,134.56	590,114.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	563,165.74	514,898.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	111,206.10	611,428.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	182,973.79	276,166.96	01/01/21	09/30/21	--	0.00	0.00	451,152.16	451,152.16	0.00	0.00
55	744,759.84	766,730.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	299,194.50	344,770.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	137,579,823.69	153,482,384.82				1,616,541.74	100,251.65	3,061,281.19	3,552,907.34	154,500.48	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	6,361,976.22	1	13,682,968.90	1	6,361,976.22	1	7,004,716.47	0	0.00	0	0.00	4.723868%	4.706856%	60
11/18/21	0	0.00	0	0.00	1	6,371,294.19	2	20,077,762.09	0	0.00	0	0.00	0	0.00	0	0.00	4.724104%	4.707190%	61
10/18/21	0	0.00	0	0.00	1	6,379,583.49	2	20,107,256.17	0	0.00	0	0.00	0	0.00	0	0.00	4.724319%	4.707307%	62
09/17/21	0	0.00	0	0.00	1	6,388,819.86	2	20,139,778.36	0	0.00	0	0.00	0	0.00	0	0.00	4.724553%	4.707540%	63
08/17/21	0	0.00	0	0.00	2	20,168,969.32	2	20,168,969.32	0	0.00	0	0.00	0	0.00	0	0.00	4.724765%	4.707752%	64
07/16/21	1	7,034,701.07	0	0.00	2	20,198,017.60	2	20,198,017.60	0	0.00	0	0.00	0	0.00	0	0.00	4.724975%	4.707962%	65
06/17/21	0	0.00	0	0.00	2	20,230,110.42	1	13,815,801.38	1	0.00	2	18,300,000.00	0	0.00	1	5,373,864.23	4.725205%	4.708191%	66
05/17/21	0	0.00	0	0.00	5	44,636,763.90	0	0.00	1	6,077,904.04	0	0.00	0	0.00	0	0.00	4.729352%	4.712124%	67
04/16/21	0	0.00	1	9,650,000.00	4	35,027,410.87	0	0.00	1	6,086,746.03	0	0.00	0	0.00	1	43,000,000.00	4.729613%	4.712384%	68
03/17/21	1	9,650,000.00	1	13,879,686.58	4	64,184,072.32	0	0.00	1	6,094,640.59	0	0.00	0	0.00	0	0.00	4.759372%	4.742358%	67
02/18/21	2	33,686,904.56	1	8,650,000.00	3	55,555,610.38	0	0.00	1	6,105,226.78	2	24,175,356.26	0	0.00	0	0.00	4.759677%	4.742661%	68
01/15/21	5	62,297,580.53	0	0.00	3	55,571,330.22	0	0.00	1	6,113,036.00	0	0.00	0	0.00	0	0.00	4.759887%	4.742870%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	30312496	11/06/21	0	B	106,648.05	106,648.05	303.23	18,235,776.46
28	30312504	11/06/21	0	B	92,271.37	92,271.37	0.00	14,145,412.99
44	30312520	08/06/20	15	6	31,393.28	523,019.43	1,029,091.92	6,499,266.38	09/11/20	7			12/03/21
Totals					230,312.70	721,938.85	1,029,395.15	38,880,455.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		6,305,062	6,305,062	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		81,795,646	81,795,646	0		0
37 - 48 Months		4,421,415	4,421,415	0		0
49 - 60 Months		60,133,523	60,133,523	0		0
> 60 Months		856,374,806	836,329,861	0		20,044,945

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,009,030,451	988,985,506	0	0	0	6,361,976
Nov-21	1,009,876,724	1,003,505,430	0	0	0	6,371,294
Oct-21	1,010,648,610	1,004,269,027	0	0	0	6,379,583
Sep-21	1,011,488,161	1,005,099,341	0	0	0	6,388,820
Aug-21	1,012,253,132	992,084,162	0	0	13,771,944	6,397,025
Jul-21	1,013,014,820	985,782,101	7,034,701	0	13,792,826	6,405,191
Jun-21	1,013,844,542	993,614,432	0	0	6,414,309	13,815,801
May-21	1,020,677,305	976,040,541	0	0	38,558,860	6,077,904
Apr-21	1,021,428,012	976,750,601	0	9,650,000	28,940,665	6,086,746
Mar-21	1,065,110,208	977,396,449	9,650,000	13,879,687	58,089,432	6,094,641
Feb-21	1,066,034,854	968,142,339	33,686,905	8,650,000	49,450,384	6,105,227
Jan-21	1,066,734,755	948,865,844	62,297,581	0	49,458,294	6,113,036
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30312486	29,278,714.30	29,278,714.30	50,300,000.00	04/06/17	3,127,018.68	1.51000	06/30/21	07/05/26	304
44	30312520	6,361,976.22	6,499,266.38		10/01/21	(499,271.10)	(1.07000)	06/30/20	04/06/27	303
51	30312527	5,137,767.21	5,137,767.21	8,200,000.00	02/10/17	572,114.06	1.62000	06/30/21	03/06/27	302
Totals		40,778,457.73	40,915,747.89	58,500,000.00		3,199,861.64

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30312486	OF	PA	11/16/21	98

12/13/2021 - Loan transferred on 11/16/2021 for Imminent Default. Borrower advised the Master Servicer that Hamilton Lane Advisors, LLC (52% NRA; lxp 12/31/2021) will cease to pay rent beginning 1/1/2022 as their lease is set to expire. The

Loan is still current. Collateral consists of a 133,315 SF office located in Bala Cynwyd, PA which is part of the Philadelphia MSA Local counsel shall be retained to file for foreclosure and/or receivership, if necessary. Lender will dual track the foreclosure proces s while discussing workout alternatives with Borrower.

44	30312520	LO	VT	09/11/20	7
Special Servicer comments are not available for this cycle.

51	30312527	MF	MA	10/20/21	98

12/13/2021 - Transferred due to the city commencing an action for an appointment of a receiver due to apparent sanitary code violations. Counsel is engaged, Hello Letter and PNA sent out to Borrower for execution on 10/27. Borrower executed

PNA on 11/5. T itle report received and indicated clean title. Most recent rent roll 7/31, property was 93% occupied with average rents of $1,263/unit/mo. Borrower needs to send us updated financials. Per Borrower, the City of Worcester gave

Borrower 5 weeks to resolve the open unit issues (permitting, repairs, remediation due to water intrusion, preventative maintenance). As of 12/8, awaiting updates from Borrower and/or City. Meanwhile loan has been kept current through

December.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A1	30312480	0.00	5.27000%	0.00	5.27000%	9	11/24/20	09/06/20	09/06/20
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	0.00	5.27000%	0.00	5.27000%	9	11/24/20	09/06/20	09/06/20
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
17	30312492	0.00	5.32000%	0.00	5.32000%	8	01/15/21	12/16/20	12/16/20
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
18	30312493	0.00	5.52300%	0.00	5.52300%	10	12/02/20	09/16/20	09/16/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
22	30312498	0.00	4.75000%	0.00	4.75000%	10	06/09/21	02/06/21	05/11/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
23	30312499	0.00	4.75000%	0.00	4.75000%	10	06/08/21	12/06/20	05/11/21
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/30/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
43	30312519	0.00	4.81000%	0.00	4.81000%	8	07/28/20	06/05/20	06/05/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
44	30312520	0.00	5.58700%	0.00	5.58700%	8	07/06/20	06/01/20	06/01/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	11/04/20	09/01/20	09/01/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
50	30312526	0.00	4.87000%	0.00	4.87000%	8	08/28/20	07/31/20	07/31/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
54	30312530	0.00	4.83000%	0.00	4.83000%	9	01/07/21	10/05/20	10/05/20
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
45	30312521 06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	0.00	696,067.62	10.79%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	0.00	696,067.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	30312521	06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00	696,067.62
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00	696,067.62

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9A1	0.00	0.00	0.00	0.00	1,131.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	0.00	0.00	0.00	544.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,869.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	689.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	606.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	190.99	0.00	0.00	0.00	(1.71)	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	171.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	445.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	7,519.61	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	128.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	(1,040.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,869.63	0.00	4,053.35	7,519.61	0.00	0.00	(1.71)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,440.88

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28